JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 31, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
JPMorgan Intrepid Mid Cap Fund and
JPMorgan Large Cap Growth Fund (the “Funds”)
File No. 2-95973
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on July 24, 2019.
Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase